INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,225	$ 1,810
Accounts receivable	1,447	1,845
Prepayments and other current assets	4,246	5,911
Cryptocurrency assets	3,605	9,581
Total current assets	10,523	19,147
Non-current assets:
Property and equipment, net	17,599	19,896
Intangible assets, net	8,882	11,084
Deposits	2,465	2,462
Long-term investments	3,429	3,557
Right-of-use assets	1,786	2,627
Long-term prepayments and other non-current assets	24,404	27,562
Total non-current assets	58,565	67,188
TOTAL ASSETS	69,088	86,335
Current liabilities:
Accounts payable	25	25
Accrued payroll and welfare payable	286	306
Accrued expenses and other current liabilities	9,485	9,349
Operating lease liabilities - current	1,462	1,485
Income tax payable	81	71
Total current liabilities	11,339	11,236
Non-current liabilities:
Operating lease liabilities - non-current	345	1,063
Other non-current liabilities	3,593	7,256
Total non-current liabilities	3,938	8,319
TOTAL LIABILITIES	15,277	19,555
Shareholders' equity:
Additional paid-in capital	641,573	640,724
Treasury shares	(21,604)	(21,604)
Accumulated deficit and statutory reserve	(571,812)	(557,913)
Accumulated other comprehensive loss	(4,402)	(4,392)
Total BIT Mining Limited shareholders' equity	43,835	56,893
Non-controlling interests	9,976	9,887
Total shareholders' equity	53,811	66,780
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	69,088	86,335
Common Class A [Member]
Shareholders' equity:
Ordinary shares	80	78
Common Class B [Member]
Shareholders' equity:
Ordinary shares	0	0
Preferred Class A [Member]
Shareholders' equity:
Preference shares	$ 0	$ 0